POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2021
POST BALANCE SHEET EVENTS
POST BALANCE SHEET EVENTS

23 Post balance sheet events

On 18 January 2022, the Group completed the acquisition of 100% of the share capital of Engage Uni, LLC (doing business as Engage Surgical), owner of the only cementless unicompartmental (partial) knee system commercially available in the US. This acquisition strongly supports Smith+Nephew’s Strategy for Growth by transforming our business through innovation and acquisition, while also providing differentiation for our customers.

This acquisition will be treated as a business combination under IFRS 3. The maximum consideration, all payable in cash, is $135m and the provisional fair value consideration is $132m and includes $32m of contingent consideration. The provisional value of acquired net tangible assets is not material and is not expected to have material fair value adjustments. The remaining consideration will be allocated between identifiable intangible assets (product-related) and goodwill, with the majority expected to be goodwill representing the control premium, the acquired workforce and the synergies expected from integrating Engage Surgical into the Group’s existing business. The majority of the consideration is expected to be deductible for tax purposes.